Employee Benefit Plans (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 38.5
2014	38.5
2015	39.4
2016	39.1
2017	39.3
2018 through 2022	198.8
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	1.9
2014	1.9
2015	1.8
2016	1.8
2017	1.7
2018 through 2022	7.2
Medicare Part D Subsidy
Defined Benefit Plan Disclosure [Line Items]
2013	0.1
2014	0.1
2015	0.1
2016	0.1
2017	0.1
2018 through 2022	$ 0.4